Consolidated statements of financial position - CAD ($)	Feb. 29, 2024	Aug. 31, 2023
Current
Cash	$ 1,185,083	$ 3,359,257
Trade and other receivables [note 3]	376,703	550,836
Income tax receivable	42,238	98,540
Inventories [note 4]	4,781,765	2,445,554
Prepaid expenses	3,849,800	1,973,591
Share subscription receivable [note 16]	39,200	39,200
Advances to related parties [note 16]	19,071	20,135
Total current assets	10,293,860	8,487,113
Right-of-use assets [note 6]	2,125,430	2,414,593
Property and equipment [note 7]	2,296,299	2,313,926
Intangibles [note 8]	885,400	966,724
Goodwill [note 9]	5,431,975	9,680,941
Deferred income taxes	185,950	68,460
Other financial assets	114,578	114,755
Total assets	21,333,492	24,046,512
Current
Credit facility [note 10]	136,911	155,000
Trade and other payables [notes 11 & 16]	2,071,544	1,754,900
Provision on onerous contracts	91,667	91,667
Contract liabilities [note 12]	1,762,632	1,815,731
Current portion of lease liabilities [note 13]	714,842	647,638
Current portion of long-term debt [note 14]	165,948	271,546
Other financial liabilities	78,709	113,695
Total current liabilities	5,022,253	4,850,177
Lease liabilities [note 13]	1,697,820	1,994,156
Long-term debt [note 14]	222,962	33,783
Derivative liabilities [note 15]	7,992,930	5,558,822
Deferred income taxes		45,137
Total liabilities	14,935,965	12,482,075
Shareholders' equity
Capital stock [note 17]	52,268,158	50,395,717
Contributed surplus [note 18]	12,006,417	11,684,829
Accumulated other comprehensive income	1,053,709	1,032,628
Deficit	(58,930,757)	(51,548,737)
Total shareholders' equity	6,397,527	11,564,437
Total shareholders' equity and liabilities	$ 21,333,492	$ 24,046,512